Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8 - Income Taxes

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2010 and 2011:

	2010	2011

Deferred tax assets
NOL carry-forward	$19,540,852	$23,862,500
General business credit carry-forwards	1,045,243	1,147,000
Deferred compensation	79,594	83,500
Allowance for doubtful accounts	19,691	21,000
Deferred tax liabilities
Depreciation	(413,391)	(173,000)

Valuation allowance	(20,271,989)	(24,941,000)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010 and 2011 due to the following:

	2010	2011

Federal income tax (expense) benefit at statutory rates	$524,317	$1,902,500
State income tax (expense) benefit at statutory rates	27,595	280,000
Change in valuation allowance	(551,912)	(2,182,500)
	$-	$-

At December 31, 2011, the Company had net operating loss carry-forwards of approximately $61,200,000 that may be offset against future taxable income from the year 2012 through 2031.  No tax benefit has been reported in the December 31, 2010 and 2011 consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forwards for Federal income tax reporting purposes are subject to annual limitations.  Should a change in ownership occur, net operating loss carry-forwards may be limited as to use in future years.